Condensed Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Statement of Stockholders' Equity [Abstract]
Preference shares, par value	$ 0.00267	$ 0.00267	$ 0.00267
Ordinary shares, par value	$ 0.00267	$ 0.00267	$ 0.00267